MARKETABLE SECURITIES	12 Months Ended
Jul. 31, 2014
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES

2. MARKETABLE SECURITIES:

     As of July 31, 2014 and 2013, the Company's marketable securities were classified as follows:

	July 31, 2014				July 31, 2013
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Current:
Held-to-maturity:
Certificate of deposit	$-	$-	$ -	$-	$50,326	$-	$-	$50,326
	$-	$-	$ -	$-	$50,326	$-	$-	$50,326
Non-current:
Available-for-sale:
Mutual funds	$691,047	$129,173	$ -	$820,220	$1,559,925	$242,041	$12,052	$1,789,914
Equity securities	426,754	107,239	-	533,993	515,715	105,341	1,697	619,359
	$1,117,801	$236,412	$ -	$1,354,213	$2,075,640	$347,382	$13,749	$2,409,273

     Investment income for the years ended July 31, 2014, 2013 and 2012 consists of the following:

	2014	2013	2012
Interest income	$2,557	$7,955	$5,121
Dividend income	46,884	71,943	45,669
Gain (loss) on sale of marketable securities	182,870	(5,572)	(18,606)
Total	$232,311	$74,326	$32,184